ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)
Attributable to Non-controlling interests — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	Fair value through OCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(232)	$7	$(10)	$(235)
Other comprehensive income (loss)	11	2	(42)	(29)
Balance as at December 31, 2019	$(221)	$9	$(52)	$(264)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Fair value through OCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(165)	$4	$(4)	$(165)
Other comprehensive income (loss)	(67)	3	(5)	(69)
Ownership changes	—	—	(1)	(1)
Balance as at December 31, 2018	$(232)	$7	$(10)	$(235)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(205)	$2	$6	$(197)
Other comprehensive income (loss)	40	2	(10)	32
Balance as at December 31, 2017	$(165)	$4	$(4)	$(165)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.
Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	Fair value through OCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(182)	$9	$(13)	$(186)
Other comprehensive income (loss)	13	2	(47)	(32)
Balance as at December 31, 2019	$(169)	$11	$(60)	$(218)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Fair value through OCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(111)	$6	$(7)	$(112)
Other comprehensive income (loss)	(71)	3	(5)	(73)
Ownership changes	—	—	(1)	(1)
Balance as at December 31, 2018	$(182)	$9	$(13)	$(186)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(148)	$4	$3	$(141)
Other comprehensive income (loss)	37	2	(10)	29
Balance as at December 31, 2017	$(111)	$6	$(7)	$(112)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.